Segments (Tables)	6 Months Ended
Jun. 30, 2025
Segments [Abstract]
Schedule of Segment Reporting	Reporting by segment is summarized as follows:
Amount in USD	For the six months ended June 30, 2025			For the six months ended June 30, 2024
	Biotechnology	Pharmaceutical	Total	Biotechnology	Pharmaceutical	Total
Revenues	$—	$248,536	$248,536	$—	$110,990	$110,990
Gross margin	—	178,655	178,655	—	95,124	95,124
Operating expenses:
Depreciation and amortization	6,491	—	6,491	9,056	—	9,056
Selling, general and administrative	484,739	40,281	525,020	363,801	40,574	404,375
Research and development	144,776	25,553	170,329	124,600	26,449	151,049
Total Operating expenses	636,006	65,834	701,840	497,457	67,023	564,480
Other expenses
Interest expense	(111,093)	—	(111,093)	(107,487)	—	(107,487)
Fair value adjustment	30,511	—	30,511	(17,996)	—	(17,996)
Other income (loss), net	1,035	—	1,035	1,707	—	1,707
Other expenses	(79,547)	—	(79,547)	(123,776)	—	(123,776)
Net income	$(715,553)	$112,821	$(602,732)	$(621,233)	$(28,101)	$(593,132)

Assets of segment	$1,625,478	$341	$1,625,819	$1,375,638	$3,130	$1,378,768

Schedule of Revenue	Revenues for the six months ended June 30, 2025, and 2024 are summarized as follows:
	Six months ending	Six months ending
	June 30, 2025	June 30, 2024
Service fee for arrangements for sale of Dandruff products	$-	$75,147
Licensing and milestone fees – Luliconazole	116,900	-
Sale of products	121,424	28,113
Royalty income related to above product sales	10,212	7,730
Total	$248,536	$110,990